Business Combinations - 42matters Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill		$ 38,813				$ 25,269	$ 12,867
Developed technology
Business Combination [Line Items]
Finite-lived intangible asset, useful life	2 years		2 years	2 years	2 years
Customer relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life	5 years		5 years	5 years	5 years
42matters
Business Combination [Line Items]
Total consideration paid	$ 12,780
Cash and cash equivalents	1,199
Accounts receivable	597
Other current assets	94
Goodwill	9,111
Trade and other payables	(572)
Deferred revenue	(1,594)
Deferred tax liabilities, net	(476)
Total identifiable assets acquired, net of liabilities	12,780
42matters | Developed technology
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	927
42matters | Customer relationships
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	2,684
42matters | Brand name
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	$ 810
Finite-lived intangible asset, useful life	3 years